Advances for Vessel Acquisitions and Other Vessels' Costs, textuals (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 27, 2020	Jan. 22, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Payments to acquire vessels			$ 50,161	$ 0	$ 0
Vessel acquisition cost			60,161
Rongelap Shipping Company Inc [Member] | P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire vessels			11,000
Vessel acquisition cost			$ 26,000
Subsequent Event [Member] | P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	Jan. 27, 2020
Payments to acquire vessels	$ 15,000
Nordea [Member] | Secured Debt [Member] | The Borrowers [Member] | Subsequent Event [Member] | P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Amount drawn down		$ 14,000